BORROWINGS - Reconciliation of Third-Party Debt (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 4,337.2	SFr 4,676.8
Accrued interest on third-party debt	98.5	57.4
Total debt including interest	4,435.7	4,734.2
Current portion of debt	485.7	407.4
Non-current portion of debt	3,950.0	4,326.8
Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	4,345.7	4,687.1
Deferred Financing Costs, Discounts And Premiums, Net
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr (8.5)	SFr (10.3)